Segmental Information - Summary of Information by Reportable Segment - Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reportable segments [line items]
Derivative financial instruments	$ 8
Tax receivable	58	$ 117
Deferred tax assets	60	75	$ 69
Cash and cash equivalents	704	168	206
Assets	3,753	3,010	2,762
Loyalty and co-brand deferred revenue and other payables	(1,291)	(1,186)
Loans and other borrowings	(2,249)	(2,019)
Tax payable	(50)	(89)
Deferred tax liabilities	(131)	(101)	(170)
Deferred and contingent purchase consideration	(131)
Liabilities	(4,830)	(4,311)	$ (3,908)
Reportable segments [member]
Disclosure of reportable segments [line items]
Assets	2,923	2,650
Liabilities	(978)	(916)
Americas [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Assets	1,568	1,500
Liabilities	(676)	(620)
Greater China [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Assets	110	105
Liabilities	(61)	(64)
Central [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Assets	579	541
Liabilities	0
EMEAA [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Assets	666	504
Liabilities	$ (241)	$ (232)